FAIR VALUE MEASUREMENTS	21 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3. FAIR VALUE MEASUREMENTS

In accordance with ASC 820 (Fair Value Measurements and Disclosures), the Company uses various inputs to measure the outstanding warrants, certain embedded redemption features associated with the senior note to Aclarion, Inc. on a recurring basis to determine the fair value of the liability.

	Fair value measured as of September 30, 2024
	Fair value on September 30, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$16,270	$–	$–	$16,270
Derivative Liability	–	–	–	–
Total Fair value	$16,270	$–	$–	$16,270

There were no transfers between Level 1, 2, and 3 during the nine months ended September 30, 2024.

The following table presents changes in Level 3 liabilities measures at fair value for the nine months ended September 30, 2024. Both observable and unobservable inputs were used to determine the fair value positions that the Company has classified within the Level 3 category.

	Warrant Liability	Derivative Liability	Total
Balance – December 31, 2023	$289,165	$121,326	$410,491
Exchange and Payoff of Notes Payable	–	(63,589)	(63,589)
Change in fair value	(272,895)	(57,737)	(330,632)
Balance – September 30, 2024	$16,270	$–	$16,270

The fair value of the embedded derivative liabilities associated with the Senior Notes Payable was estimated using a probability weighted discounted cash flow model to measure the fair value. This involves significant Level 3 inputs and assumptions including an (i) estimated probability and timing of certain financing events and event of default, and (ii) the Company’s risk-adjusted discount rate.

The fair value of the warrants to purchase shares of common stock was estimated using a Monte Carlo simulation using the following assumptions.

	As of Dec 31, 2023	As of Sept 30, 2024
	Warrant Liability	Warrant Liability
Strike Price	$4.32	$0.29
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	120.0%
Risk-free rate	3.89%	3.58-4.44%
Floor Financing price	$2.24	$0.14